SUPPLEMENT DATED SEPTEMBER 5, 2025 TO
THE PROSPECTUSES DATED AUGUST 20, 2025 AND THE
CURRENT STATEMENT OF ADDITIONAL INFORMATION OF
VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectuses and the current Statement of Additional Information ("SAI") for VanEck ETF Trust (the "Trust") regarding VanEck Consumer Discretionary TruSector ETF and VanEck Technology TruSector ETF (each, a "Fund", together, the "Funds"), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective September 8, 2025, Van Eck Absolute Return Advisers Corporation, the investment adviser to the VanEck Consumer Discretionary TruSector ETF, has agreed to lower the unitary management fee rate for the Fund from 0.12% to 0.10%.

Additionally, effective September 8, 2025, Van Eck Absolute Return Advisers Corporation, the investment adviser to the VanEck Technology TruSector ETF, has agreed to lower the unitary management fee rate for the Fund from 0.12% to 0.10%.

Furthermore, effective immediately, each Fund expects to distribute net investment income, if any, at least quarterly. Previously, each Fund expected to distribute net investment income at least annually.

Accordingly, each Fund's Prospectus is supplemented as follows:

The "Annual Fund Operating Expenses" and "Expense Example" tables (including the related footnotes) as included under each Fund's "Summary Information" section of the Prospectus are hereby deleted and replaced with the following:

VANECK CONSUMER DISCRETIONARY TRUSECTOR ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses(a)(b)	0.00%
Acquired Fund Fees and Expenses(b)(c)	0.04%
Total Annual Fund Operating Expenses(a)	0.14%

(a) Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
(b) “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(c) “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s report to shareholders.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$15
3	$47

VANECK TECHNOLOGY TRUSECTOR ETF

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses(a)(b)	0.00%
Acquired Fund Fees and Expenses(b)(c)	0.03%
Total Annual Fund Operating Expenses(a)	0.13%

(a) Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least February 1, 2027.
(b) “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
(c) “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s report to shareholders.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$14
3	$43

The second and third paragraphs under each Fund's "Management of the Fund-Investment Adviser" section of the Prospectus is hereby deleted and replaced with the following:

Pursuant to the Investment Management Agreement, the Adviser is responsible for all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. For its services to the Fund, the Fund has agreed to pay the Adviser an annual unitary management fee equal to 0.10% of its average daily net assets. Offering costs excluded from the annual unitary management fee are: (a) legal fees pertaining to the Fund’s Shares offered for sale, (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid for Shares of the Fund to be listed on an exchange. Notwithstanding the foregoing, the Adviser has agreed to pay all such offering costs until at least February 1, 2027.

Prior to September 8, 2025, for its services to the Fund, the Fund paid the Adviser an annual unitary management fee equal to 0.12% of its average daily net assets.

The first sentence in the third paragraph in each Fund's "Shareholder Information - Distributions - Net Investment Income and Capital Gains" section of the Prospectus is hereby deleted and replaced with the following:

Net investment income, if any, is typically distributed quarterly and net realized capital gains, if any, are typically distributed to shareholders annually.

The first sentence in each Fund's "Shareholder Information - Tax Information - Taxes on Distributions" section of the Prospectus is hereby deleted and replaced with the following:

As noted above, the Fund expects to distribute net investment income, if any, at least quarterly, and any net realized long-term or short-term capital gains, if any, annually.

Additionally, the "Management" section in the SAI is hereby supplemented with respect to the Funds as follows:

Effective September 8, 2025, Van Eck Absolute Return Advisers Corporation, the investment adviser to the VanEck Consumer Discretionary TruSector ETF, has agreed to lower the unitary management fee rate for the Fund from 0.12% to 0.10%.

Effective September 8, 2025, Van Eck Absolute Return Advisers Corporation, the investment adviser to the VanEck Technology TruSector ETF, has agreed to lower the unitary management fee rate for the Fund from 0.12% to 0.10%.

The first sentence of the "Dividends and Distributions - General Policies - Each Fund" section of the SAI is hereby deleted and replaced with the following:

Dividends from net investment income, if any, are declared and paid monthly for VanEck AA-BB CLO ETF, VanEck CLO ETF, VanEck Preferred Securities ex Financials ETF and each Fixed Income Fund, quarterly for each of VanEck BDC Income ETF, VanEck Consumer Discretionary TruSector ETF, VanEck Durable High Dividend ETF, VanEck Energy Income ETF, VanEck Mortgage REIT Income ETF, VanEck Office and Commercial REIT ETF, VanEck Pharmaceutical ETF and VanEck Technology TruSector ETF, and at least annually by each other Fund.

Please retain this supplement for future reference.